Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share
Net income	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 8,657	$ 9,451
Less allocated earnings on non-vested restricted stock									(185)	(348)
Less allocated dividends on non-vested restricted stock									(203)	(221)
Net income allocated to common stockholders									$ 8,269	$ 8,882
Weighted Average Shares Outstanding, Basic									5,483,305	5,477,266
Weighted Average Shares Outstanding, Diluted									5,483,305	5,477,266
Basic earnings per share (in dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 1.50	$ 1.62
Diluted earnings per share (in dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 1.50	$ 1.62